Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Net deferred tax assets as of December 31, 2021 and 2020 consisted of the following:

	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$5,078,429	$2,659,082
Stock-based compensation	1,156,235	600,592
Vacation accrual	99,300	84,553
Lease liabilities	623,286	727,587
Other accrued expenses	1,119,721	—
Start-up costs	297,136	—

Total deferred tax assets	8,374,107	4,071,814

Less valuation allowance	(5,300,689)	(2,320,958)

Total deferred tax assets after valuation allowance	$3,073,418	$1,750,856

Deferred tax liabilities:
Operating lease right-of-use asset	551,547	641,135
Depreciation and amortization	2,521,871	1,109,721

Total deferred tax liabilities	3,073,418	1,750,856

Net deferred tax asset (liability)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The rate reconciliation was as follows:

	2021		2020
Rate reconciliation:
Net (loss) income before tax	$(17,144,531)		$20,117,773
Federal income tax at statutory rate	(3,600,352)	21.00%	4,224,732	21.00%
State income tax	(9,849)	0.06%	—	—%
Permanent items	1,029,874	(6.01)%	918	(0.01)%
Valuation allowance	2,679,238	(15.63)%	(4,225,651)	(20.99)%
Other	(98,911)	0.58%	1	—%

	$—	—%	$—	—%